Hartford Life Insurance Company Separate Account VL I:

333-50280	Stag Accumulator Variable Universal Life (Series I and I.5)
333-109529	Stag Accumulator Variable Universal Life II
333-94617	Stag Protector Variable Universal Life (Series I and I.5)
333-109530	Stag Protector Variable Universal Life II
033-53692	Stag Variable Life
333-07465	Stag Variable Life Artisan
333-110550	Hartford Quantum Life
333-127379	Hartford Quantum II

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866	Stag Wall Street Variable Universal Life (Series I and II)
333-93319	Stag Accumulator Variable Universal Life (Series I and I.5)
333-07471	Stag Accumulator Variable Universal Life II/Stag Variable Life Artisan
333-88787	Stag Protector Variable Universal Life II
333-83057	Stag Protector Variable Universal Life (Series I and I.5)
033-61267	Stag Variable Life
333-110548	Hartford Quantum Life
333-127380	Hartford Quantum II

Hartford Life Insurance Company Separate Account VL II:

333-88261	Stag Variable Life Last Survivor II (Series I and II)
333-88261	Hartford Select Leaders Last Survivor
033-89990	Stag Variable Life Last Survivor
333-131135	Hartford VUL Last Survivor
333-131135	Hartford Leaders VUL Joint Legacy
333-148814	Hartford Leaders VUL Liberty
333-148817	Hartford Leaders VUL Legacy

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-67373	Stag Variable Life Last Survivor II (Series I and II)
333-67373	Hartford Select Leaders Last Survivor
033-89988	Stag Variable Life Last Survivor
333-131133	Hartford VUL Last Survivor
333-131133	Hartford Leaders VUL Joint Legacy
333-148816	Hartford Leaders VUL Liberty
333-148815	Hartford Leaders VUL Legacy

Union Security Insurance Company Variable Account C:

033-65243	Wall Street Series Survivor VUL
333-69327	Wall Street Series VUL
033-03919	Harmony Investment Life
033-28551	Wall Street Series VUL220
033-48266	Wall Street Series VUL500

Supplement Dated February 5, 2009 to your Statement of Additional Information

For the most recent quarterly financial statement for Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com.  Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

This supplement should be retained with the prospectus for future reference.

HV-7903